Debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Debt

10. Debt

Secured Debt

On January 31, 2014, we completed a $600,000,000 loan secured by our 220 Central Park South development site. The loan bears interest at LIBOR plus 2.75% (2.92% at December 31, 2014) and matures in January 2016, with three one-year extension options.

On April 16, 2014, we completed a $350,000,000 refinancing of 909 Third Avenue, a 1.3 million square foot Manhattan office building. The seven-year interest only loan bears interest at 3.91% and matures in May 2021. We realized net proceeds of approximately $145,000,000 after defeasing the existing 5.64%, $193,000,000 mortgage, defeasance cost and other closing costs.

On July 16, 2014, we completed a $130,000,000 financing of Las Catalinas, a 494,000 square foot mall located in the San Juan area of Puerto Rico. The 10-year fixed rate loan bears interest at 4.43% and matures in August 2024. The loan amortizes based on a 30-year schedule beginning in year six.

On August 12, 2014, we completed a $185,000,000 financing of the Universal buildings, a 690,000 square foot, two-building office complex located in Washington, DC. The loan bears interest at LIBOR plus 1.90% (2.06% at December 31, 2014) and matures in August 2019 with two one-year extension options. The loan amortizes based on a 30-year schedule beginning in the fourth year.

On August 26, 2014, we obtained a standby commitment for up to $500,000,000 of five-year mezzanine loan financing to fund a portion of the development expenditures at 220 Central Park South.

On October 27, 2014, we completed a $140,000,000 financing of 655 Fifth Avenue, a 57,500 square foot retail and office property. The loan is interest only at LIBOR plus 1.40% (1.56% at December 31, 2014) and matures in October 2019 with two one-year extension options.

On December 8, 2014, we completed a $575,000,000 refinancing of Two Penn Plaza, a 1.6 million square foot Manhattan office building. The loan is interest-only at LIBOR plus 1.65% (1.81% at December 31, 2014) and matures in 2019 with two one-year extension options. We realized net proceeds of approximately $143,000,000. Pursuant to an existing swap agreement, the $422,000,000 previous loan on the property was swapped to a fixed rate of 4.78% through March 2018. Therefore, $422,000,000 of the new loan bears interest at a fixed rate of 4.78% through March 2018 and the balance of $153,000,000 floats through March 2018. The entire $575,000,000 will float thereafter for the duration of the new loan.

On January 6, 2015, we completed the modification of the $120,000,000, 6.04% mortgage loan secured by our Montehiedra Town Center, in the San Juan area of Puerto Rico. The loan has been extended from July 2016 to July 2021 and separated into two tranches, a senior $90,000,000 position with interest at 5.33% to be paid currently, and a junior $30,000,000 position with interest accruing at 3%. Montehiedra Town Center and the loan were included in the spin-off to UE on January 15, 2015. As part of the planned redevelopment of the property, UE is committed to fund $20,000,000 through a loan for leasing and building capital expenditures of which $8,000,000 has been funded. This loan is senior to the $30,000,000 position noted above and accrues interest at 10%.

Senior Unsecured Notes

On June 16, 2014, we completed a green bond public offering of $450,000,000 2.50% senior unsecured notes due June 30, 2019. The notes were sold at 99.619% of their face amount to yield 2.581%.

On October 1, 2014, we redeemed all of the $445,000,000 principal amount of our outstanding 7.875% senior unsecured notes, which were scheduled to mature on October 1, 2039, at a redemption price of 100% of the principal amount plus accrued interest through the redemption date. In the fourth quarter of 2014, we wrote off $12,532,000 of unamortized deferred financing costs, which are included as a component of “interest and debt expense” on our consolidated statements of income.

On January 1, 2015, we redeemed all of the $500,000,000 principal amount of our outstanding 4.25% senior unsecured notes, which were scheduled to mature on April 1, 2015, at a redemption price of 100% of the principal amount plus accrued interest through December 31, 2014.

10. Debt – continued

Unsecured Revolving Credit Facility

On September 30, 2014, we extended one of our two $1.25 billion unsecured revolving credit facilities from November 2015 to November 2018 with two six-month extension options. The interest rate on the extended facility was lowered to LIBOR plus 105 basis points from LIBOR plus 125 basis points and the facility fee was reduced to 20 basis points from 25 basis points.

The following is a summary of our debt:

	Weighted Average
	Interest Rate at	Balance at December 31,
(Amounts in thousands)	December 31, 2014	2014	2013
Mortgages Payable:
Fixed rate	4.46%	$6,499,396	$6,439,371
Variable rate	2.20%	1,763,769	691,860
	3.98%	$8,263,165	$7,131,231

Unsecured Debt:
Senior unsecured notes	3.89%	$1,347,159	$1,350,855
Unsecured revolving credit facilities	-	-	295,870
	3.89%	$1,347,159	$1,646,725

       The net carrying amount of properties collateralizing the mortgages payable amounted to $9.4 billion at December 31, 2014. As of December 31, 2014, the principal repayments required for the next five years and thereafter are as follows:

		Senior Unsecured
		Debt and
(Amounts in thousands)		Revolving Credit
Year Ending December 31,	Mortgages Payable	Facilities
2015	$407,229	$500,000
2016	1,399,378	-
2017	609,680	-
2018	240,674	-
2019	979,197	450,000
Thereafter	4,624,897	400,000